Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Property, Plant and Equipment

Property, plant and equipment consists of the following:

	Land and buildings		Plant and equipment		Vehicles		Computers		Furniture and fixtures		Heritage Assets		Total
	(In millions)
Cost as at April 1, 2018	Rs.	196,031.4	Rs.	992,423.7	Rs.	3,841.5	Rs.	21,300.9	Rs.	14,293.8	Rs.	3,546.9	Rs.	1,231,438.2
Additions		68,356.7		162,366.3		1,095.1		5,374.5		2,255.1		243.8		239,691.5
Currency translation		(5,218.1)		(16,339.3)		(6.4)		(299.4)		(199.0)		(49.2)		(22,111.4)
Reversal of assets classified as held for sale		638.9		461.8		38.8		1,568.2		368.9		—		3,076.6
Disposal		(426.3)		(55,547.1)		(470.4)		(2,723.8)		(463.7)		(13.7)		(59,645.0)

Cost as at March 31, 2019		259,382.6		1,083,365.4		4,498.6		25,220.4		16,255.1		3,727.8		1,392,449.9

Accumulated Depreciation as at April 1, 2018		(33,149.1)		(490,346.0)		(1,859.2)		(12,332.2)		(7,199.3)		—		(544,885.8)
Depreciation for the year		(9,199.8)		(107,143.4)		(675.9)		(2,544.8)		(1,263.6)		—		(120,827.5)
Reversal of assets classified as held for sale		(260.4)		(137.3)		(21.8)		(1,015.0)		(167.0)		—		(1,601.5)
Currency translation		488.1		4,451.2		(0.1)		67.9		70.1		—		5,077.2
Write off/impairment of assets		—		(105,718.0)		(60.5)		(2,348.2)		(1,443.4)		(1,616.9)		(111,187.0)
Disposal		251.2		51,925.2		392.8		2,322.0		390.5		—		55,281.7

Accumulated Depreciation as at March 31, 2019		(41,870.0)		(646,968.3)		(2,224.7)		(15,850.3)		(9,612.7)		(1,616.9)		(718,142.9)

Net carrying amount as at March 31, 2019	Rs.	217,512.6	Rs.	436,397.1	Rs.	2,273.9	Rs.	9,370.1	Rs.	6,642.4	Rs.	2,110.9	Rs.	674,307.0

Capital work-in-progress														87,996.3

Total													Rs.	762,303.3

													US$	11,023.1

Cost as at April 1, 2017	Rs.	146,419.0	Rs.	791,127.5	Rs.	2,989.0	Rs.	19,466.4	Rs.	12,223.1	Rs.	4,233.6	Rs.	976,458.6
Additions		34,576.8		156,105.9		1,340.2		2,708.2		1,464.3		—		196,195.4
Asset acquired in business combination		21.6		2.2		—		131.2		427.3		—		582.3
Assets classified as held for sale		(1,273.1)		(3,675.3)		(38.8)		(1,606.9)		(407.3)		—		(7,001.4)
Write down of assets		—		(5,368.2)		—		—		—		(1,100.6)		(6,468.8)
Currency translation		16,380.8		83,892.9		114.6		1,436.4		1,218.2		500.0		103,542.9
Disposal		(93.7)		(29,661.3)		(563.5)		(834.4)		(631.8)		(86.1)		(31,870.8)

Cost as at March 31, 2018		196,031.4		992,423.7		3,841.5		21,300.9		14,293.8		3,546.9		1,231,438.2

Accumulated Depreciation as at April 1, 2017		(24,775.8)		(388,261.8)		(1,832.6)		(11,673.6)		(6,016.6)		—		(432,560.4)
Depreciation for the year		(6,560.6)		(97,363.3)		(483.8)		(1,869.4)		(1,343.8)		—		(107,620.9)
Assets classified as held for sale		340.5		1,160.3		25.8		955.6		133.6		—		2,615.8
Write down of assets		—		3,890.8		—		—		—		—		3,890.8
Currency translation		(2,181.0)		(37,328.0)		(62.1)		(519.1)		(543.4)		—		(40,633.6)
Disposal		27.8		27,556.0		493.5		774.3		570.9		—		29,422.5

Accumulated Depreciation as at March 31, 2018		(33,149.1)		(490,346.0)		(1,859.2)		(12,332.2)		(7,199.3)		—		(544,885.8)

Net carrying amount as at March 31, 2018	Rs.	162,882.3	Rs.	502,077.7	Rs.	1,982.3	Rs.	8,968.7	Rs.	7,094.5	Rs.	3,546.9	Rs.	686,552.4

Capital work-in-progress														163,891.7

Total													Rs.	850,444.1

Summary of Net Carrying Amounts of Property, Plant and Equipment under Finance Lease Arrangements
1.	Net carrying amounts of property, plant and equipment under finance lease arrangements were as follows:

	As at March 31,
	2019		2019		2018
	(In millions)
Buildings	US$	8.0	Rs.	553.2	Rs.	378.5
Plant and equipment		4.3		298.2		693.2
Computers		0.8		56.0		121.0

Total	US$	13.1	Rs.	907.4	Rs.	1,192.7

2.	Land and buildings includes freehold land of Rs. 29,582.7 million and Rs. 30,097.9 million as at March 31, 2019 and 2018, respectively.